Commitments and Contingencies 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating Leases - Future Minimum Rental Payments
Operating Leases - Future Minimum Rental Payments 2012	$ 144,738
Operating Leases - Future Minimum Rental Payments 2013	124,623
Operating Leases - Future Minimum Rental Payments 2014	98,932
Operating Leases - Future Minimum Rental Payments 2015	80,187
Operating Leases - Future Minimum Rental Payments 2016	62,601
Operating Leases - Future Minimum Rental Payments After 2016	695,895
Operating Leases - Future Minimum Rental Payments Total	1,206,976
Operating Leases - Future Minimum Rental Receipts
Operating Leases - Future Minimum Rental Receipts 2012	37,699
Operating Leases - Future Minimum Rental Receipts 2013	31,165
Operating Leases - Future Minimum Rental Receipts 2014	25,286
Operating Leases - Future Minimum Rental Receipts 2015	16,497
Operating Leases - Future Minimum Rental Receipts 2016	6,710
Operating Leases - Future Minimum Rental Receipts After 2016	925
Operating Leases - Future Minimum Rental Receipts Total	118,282
Capital Leases - Future Minimum Rental Payments
Capital Leases - Future Minimum Rental Payments 2012	548
Capital Leases - Future Minimum Rental Payments 2013	564
Capital Leases - Future Minimum Rental Payments 2014	573
Capital Leases - Future Minimum Rental Payments 2015	582
Capital Leases - Future Minimum Rental Payments 2016	594
Capital Leases - Future Minimum Rental Payments After 2016	5,305
Capital Leases - Future Minimum Rental Payments Total	8,166
Less: Interest expense	(3,830)
Present value of minimum lease payments	4,336	4,385
Less: Current portion of obligations under capital leases	127	100
Long-term portion of obligations under capital leases	$ 4,209	$ 4,300